Disclosure of Detailed Information About Classes of Share Capital (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Authorized capital		$ 160	$ 160	$ 160
Share capital, opening balance	$ 81
Share capital, ending balance	$ 81	$ 81
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized	16,000,000,000	16,000,000,000	16,000,000,000	16,000,000,000
Number of shares issued and fully paid, opening balance	8,074,417,766	8,071,130,245	8,069,300,845
Number of shares issued during the year upon exercise of stock options	6,185,925	3,287,521	1,829,400
Number of shares issued and fully paid, ending balance	8,080,603,691	8,074,417,766	8,071,130,245
Authorized capital	$ 160
Share capital, opening balance	81	$ 81	$ 81
Equity issued during the year upon exercise of share options	0	0	0
Share capital, ending balance	$ 81	$ 81	$ 81